Leases - Cash outflow for leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Leases
Cash outflow for leases	$ 112	$ 243	$ 399	$ 765
Cash outflow for short-term and low-value leases	80	89	139	252
Total cash outflow for leases	$ 192	$ 332	$ 538	$ 1,017